Schedule of provision of expected credit losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Credit Loss [Abstract]
Balance at beginning of the period	$ 1,749	$ 1,603
Addition/(Reversal) in credit losses	14	(23)
Write-offs
Adoption ASU 2016-13		(2)
Foreign currency translation adjustment	(60)	16
Balance at end of the period	$ 1,703	$ 1,594